Related Party Transactions (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Notes payable	$ 148,689	$ 91,768
Consulting Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, Amounts of transaction	36,000	36,000
Management Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, Amounts of transaction	$ 24,000	$ 24,000